Income tax - Reconciliation of deferred income tax asset/(liability) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes
Deferred income tax asset/(liability) at beginning of period	₽ (1,639)	₽ (1,139)	₽ (952)
Effect of business combinations	17	(179)
Deferred tax assets held for sale	(985)
Deferred income tax asset/(liability) at end of period	(47)	(1,639)	(1,139)
Continuing and discontinued operations
Disclosure of income taxes
Deferred tax benefit/(expense)	₽ 2,560	₽ (321)	₽ (187)